DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE INFORMATION
Summary of the impact of derivative financial instruments on the Company's consolidated financial statement

At at December 31,	2012	2011
Derivatives not designated as hedging instruments
Foreign exchange forward contracts
— included in accounts payable and accrued liabilities	$359	$—

Summary of the impact of derivative financial instruments on the Company's consolidated financial statements

		Amount of Gains Recognized in Income on Derivatives
	Location of Gains Recognized in Income on Derivatives
Years ended December 31,		2012	2011	2010
			(previously in US dollars — note 1(c))
Derivatives not designated as hedging instruments
Foreign exchange forward contracts	Foreign Exchange Gains	$566	$—	$10

Schedule of information related to the Company's assets and liabilities measured at fair value on a recurring and nonrecurring basis and the level within the fair value hierarchy in which the fair value measurement fall

As at December 31, 2012	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
ASSETS AND LIABILITIES CARRIED AT FAIR VALUE ON A RECURRING BASIS
Assets carried at fair value
Cash and cash equivalents	$51,073	$—	$—
Restricted cash	522	—	—

Assets carried at fair value	$51,595	$—	$—

Liabilities carried at fair value
Foreign exchange forward contracts(i)	$—	$359	$—

As at December 31, 2011	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(previously in US dollars — note 1(c))
ASSETS CARRIED AT FAIR VALUE ON A RECURRING BASIS
Cash and cash equivalents	$56,908	$—	$—

ASSETS CARRIED AT FAIR VALUE ON A NON-RECURRING BASIS
Income-producing properties(ii)	$—	$—	$12,774

(i)
Foreign exchange forward contracts are a Level 2 fair value measurement as the fair value of the contracts is determined based on foreign exchange rates in effect at December 31, 2012.

(ii)
During the year ended December 31, 2011, two income-producing properties with an aggregate cost of $29.2 million were written down to an aggregate fair value of $12.8 million (note 14). This is a Level 3 fair value measurement as the fair value of the income-producing properties was determined based on the present value of estimated future cash flows from the leased property.